CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS` EQUITY (DEFICIT) (Parentheticals) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2010
Shares issued, per share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001